IFRS 7 - Disclosure - Liquidity Risk - Summary of Liquid Assets by Type and Currency (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	$ 411,977	$ 389,573
Securities received as collateral from securities financing and derivative transactions	271,233	255,255
Total liquid assets	$ 683,210	$ 644,828
% of total	100.00%	100.00%
Encumbered liquid assets	$ 271,084	$ 253,215
Unencumbered liquid assets	412,126	391,613
Canadian Dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	97,234	100,126
Securities received as collateral from securities financing and derivative transactions	116,349	109,145
Total liquid assets	$ 213,583	$ 209,271
% of total	31.00%	32.00%
Encumbered liquid assets	$ 116,895	$ 108,191
Unencumbered liquid assets	96,688	101,080
Canadian Dollar [member] | Cash and due from banks [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	3,949	5,140
Total liquid assets	$ 3,949	$ 5,140
% of total	1.00%	1.00%
Encumbered liquid assets	$ 609	$ 566
Unencumbered liquid assets	3,340	4,574
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	10,379	13,872
Securities received as collateral from securities financing and derivative transactions	82,740	77,275
Total liquid assets	$ 93,119	$ 91,147
% of total	14.00%	14.00%
Encumbered liquid assets	$ 61,653	$ 56,337
Unencumbered liquid assets	31,466	34,810
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	37,342	38,138
Securities received as collateral from securities financing and derivative transactions	15	15
Total liquid assets	$ 37,357	$ 38,153
% of total	5.00%	6.00%
Encumbered liquid assets	$ 3,635	$ 3,816
Unencumbered liquid assets	33,722	34,337
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	16,433	15,679
Securities received as collateral from securities financing and derivative transactions	26,410	25,151
Total liquid assets	$ 42,843	$ 40,830
% of total	6.00%	6.00%
Encumbered liquid assets	$ 33,597	$ 31,287
Unencumbered liquid assets	9,246	9,543
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	12,159	11,149
Securities received as collateral from securities financing and derivative transactions	3,745	3,623
Total liquid assets	$ 15,904	$ 14,772
% of total	2.00%	2.00%
Encumbered liquid assets	$ 4,145	$ 3,882
Unencumbered liquid assets	11,759	10,890
Canadian Dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	14,139	13,636
Securities received as collateral from securities financing and derivative transactions	3,160	2,770
Total liquid assets	$ 17,299	$ 16,406
% of total	3.00%	3.00%
Encumbered liquid assets	$ 12,181	$ 11,225
Unencumbered liquid assets	5,118	5,181
Canadian Dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	2,833	2,512
Securities received as collateral from securities financing and derivative transactions	279	311
Total liquid assets	3,112	2,823
Encumbered liquid assets	1,075	1,078
Unencumbered liquid assets	2,037	1,745
Other than Canadian dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	314,743	289,447
Securities received as collateral from securities financing and derivative transactions	154,884	146,110
Total liquid assets	$ 469,627	$ 435,557
% of total	69.00%	68.00%
Encumbered liquid assets	$ 154,189	$ 145,024
Unencumbered liquid assets	315,438	290,533
Other than Canadian dollar [member] | Cash and due from banks [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	27,078	19,225
Total liquid assets	$ 27,078	$ 19,225
% of total	4.00%	3.00%
Encumbered liquid assets	$ 52	$ 33
Unencumbered liquid assets	27,026	19,192
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	83,640	84,835
Securities received as collateral from securities financing and derivative transactions	2,083	1,856
Total liquid assets	$ 85,723	$ 86,691
% of total	13.00%	13.00%
Encumbered liquid assets	$ 6,126	$ 7,070
Unencumbered liquid assets	79,597	79,621
Other than Canadian dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	52,664	40,550
Securities received as collateral from securities financing and derivative transactions	39,361	34,607
Total liquid assets	$ 92,025	$ 75,157
% of total	13.00%	12.00%
Encumbered liquid assets	$ 44,596	$ 39,403
Unencumbered liquid assets	47,429	35,754
Other than Canadian dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	5,576	4,658
Securities received as collateral from securities financing and derivative transactions	13	667
Total liquid assets	$ 5,589	$ 5,325
% of total	1.00%	1.00%
Encumbered liquid assets	$ 382	$ 712
Unencumbered liquid assets	5,207	4,613
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	37,568	34,103
Securities received as collateral from securities financing and derivative transactions	54,566	47,803
Total liquid assets	$ 92,134	$ 81,906
% of total	13.00%	13.00%
Encumbered liquid assets	$ 45,339	$ 37,367
Unencumbered liquid assets	46,795	44,539
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	62,612	58,222
Securities received as collateral from securities financing and derivative transactions	10,895	11,873
Total liquid assets	$ 73,507	$ 70,095
% of total	11.00%	11.00%
Encumbered liquid assets	$ 20,488	$ 20,939
Unencumbered liquid assets	53,019	49,156
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	45,605	47,854
Securities received as collateral from securities financing and derivative transactions	47,966	49,304
Total liquid assets	$ 93,571	$ 97,158
% of total	14.00%	15.00%
Encumbered liquid assets	$ 37,206	$ 39,500
Unencumbered liquid assets	$ 56,365	$ 57,658